Derivatives and hedging activities (Details 3) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Contingent credit risk
Current net exposure	13.0	17.3
Collateral posted	11.6	14.8
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	4.1	4.7
Bilateral counterparties
Contingent credit risk
Current net exposure	11.4	15.3
Collateral posted	10.2	13.4
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	2.8	2.7
Special purpose entities
Contingent credit risk
Current net exposure	1.4	1.4
Collateral posted	1.4	1.4
Additional collateral required in a one-notch downgrade event	0.5	0.5
Additional collateral required in a two-notch downgrade event	1.3	1.5
Accelerated terminations
Contingent credit risk
Current net exposure	0.2	0.6
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0	0.5